Share-Based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Equity-based compensation, paid in shares [Member]
Schedule of Restricted Stock Units [Line Items]
Number of shares, Initial balance	1,572	911
Price, Initial balance	$ 25.27	$ 22.4
Number of shares, Ending balance	2,150	1,572
Price, Ending balance	$ 36.75	$ 25.27
Number of shares, Grants	1,156	979
Price, Grants	$ 47.42	$ 26.8
Number of shares, Exercised	(425)	(187)
Price, Exercised	$ 26.76	$ 21.76
Number of shares, Shares reissued (in Shares) | shares	(153)	(131)
Price, Shares reissued	$ 29.38	$ 21.7
Equity-based compensation, cash-settled [Member]
Schedule of Restricted Stock Units [Line Items]
Number of shares, Initial balance	24	242
Price, Initial balance	$ 45.92	$ 27.66
Number of shares, Ending balance	245	24
Price, Ending balance	$ 39.82	$ 45.92
Number of shares, Grants	245
Price, Grants	$ 52.65
Number of shares, Exercised	(15)
Price, Exercised	$ 45.39
Number of shares, Cancelled (in Shares) | shares	(9)	(218)
Price, Cancelled	$ 45.92	$ 34.32